united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 04/30

Date of reporting period: 1/31/16

Item 1. Schedule of Investments.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2016

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 40.57%
	EQUITY FUNDS - 40.57%
94,167	iShares Core S&P Small-Cap ETF	$ 9,730,276
293,855	iShares S&P 500 Growth ETF *	32,268,218
62,808	iShares S&P Small-Cap 600 Growth ETF *	7,305,198
437,928	PowerShares Dynamic Large Cap Growth Portfolio *	13,032,737
217,940	Vanguard S&P 500 ETF	38,697,426
	TOTAL EXCHANGE TRADED FUNDS (Cost - $107,958,359)	101,033,855

	MUTUAL FUNDS - 58.68%
	EQUITY FUNDS - 58.68%
837,111	American Beacon Bridgeway Large Cap Value Fund	17,964,393
139,553	Aquila Three Peaks Opportunity Growth Fund	6,095,679
808,814	Glenmede Large Cap Core Portfolio	16,467,462
755,428	Goldman Sachs Large Cap Growth Insights Fund	16,521,204
988,940	JPMorgan Disciplined Equity Fund	20,233,704
2,368,362	MainStay US Equity Opportunities Fund	19,207,415
583,509	Vanguard Strategic Equity Fund	15,223,757
330,044	Vanguard Structured Broad Market Fund	9,855,110
368,140	Vanguard Structured Large Cap Equity Fund	13,392,943
390,512	Wells Fargo Advantage Special Mid CapValue Fund	11,156,931
	TOTAL MUTUAL FUNDS (Cost - $163,146,214)	146,118,598

	SHORT-TERM INVESTMENTS - 2.35%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 1.42%
3,551,183	Dreyfus Government Cash Management, 0.01%**	3,551,183

	MONEY MARKET FUND - 0.93%
2,313,039	Milestone Treasury Obligations Portfolio, 0.01%**	2,313,039

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,864,222)	5,864,222

	TOTAL INVESTMENTS - 101.60% (Cost - $276,968,795) (a)	$ 253,016,675
	OTHER ASSETS AND LIABILITIES - NET - (1.60)%	(3,992,860)
	TOTAL NET ASSETS - 100.00%	$ 249,023,815

ETF - Exchange Traded Fund
* All or a portion of the security is on loan. Total loaned securities had a value of $3,481,169 at January 31, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $276,968,795 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ -
	Unrealized depreciation	(23,952,120)
	Net unrealized depreciation	$ (23,952,120)

** Money market fund; interest rate reflects seven day effective yield on January 31, 2016.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2016

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 99.12%
	CONSUMER CYCLICAL - 1.82%
28,909	iShares U.S. Consumer Services ETF	$ 3,958,799

	CONSUMER DEFENSIVE - 8.23%
187,566	Consumer Staples Select Sector SPDR Fund *	9,520,850
192,546	First Trust Consumer Staples AlphaDEX Fund *	8,366,124
		17,886,974
	FINANCIAL SERVICES - 6.49%
358,449	Financial Select Sector SPDR Fund *	7,781,928
96,297	SPDR S&P Insurance ETF *	6,319,009
		14,100,937
	GROWTH & INCOME - 7.43%
70,092	Direxion All Cap Insider Sentiment Shares	4,661,819
302,466	First Trust NASDAQ-100 Ex-Technology Sector IndexSM Fund +	11,466,486
		16,128,305
	HEALTH & BIOTECHNOLOGY - 4.63%
51,778	iShares U.S. Healthcare Providers ETF *	5,989,679
66,365	Powershares Dynamic Pharmaceuticals Portfolio	4,071,493
		10,061,172
	LARGE CAP GROWTH & INCOME - 46.83%
811,321	iShares MSCI USA Minimum Volatility ETF *	33,458,878
384,545	Vanguard S&P 500 ETF	68,279,810
		101,738,688
	LARGE CAP VALUE - 2.91%
75,043	iShares S&P 500 Value ETF *	6,314,868

	LEISURE - 5.52%
161,898	Consumer Discretionary Select Sector SPDR Fund *	11,998,261

	MID CAP GROWTH - 1.88%
197,423	First Trust Dorsey Wright Focus 5 ETF*	4,080,733

	TECHNOLOGY - 13.38%
74,230	Guggenheim S&P 500 Equal Weight Technology ETF	6,352,603
65,502	iShares North American Tech-Software ETF *	6,216,795
158,485	Powershares QQQ Trust Series 1 *	16,503,043
		29,072,441

	TOTAL EXCHANGE TRADED FUNDS (Cost - $225,666,181)	215,341,178

	SHORT-TERM INVESTMENTS - 22.26%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 21.22%
46,094,226	Dreyfus Government Cash Management, 0.01%**	46,094,226

	MONEY MARKET FUND - 1.04%
2,263,632	Milestone Treasury Obligations Portfolio, 0.01%**	2,263,632

	TOTAL SHORT-TERM INVESTMENTS (Cost - $48,357,858)	48,357,858

	TOTAL INVESTMENTS - 121.38% (Cost - $274,024,039) (a)	$ 263,699,036
	OTHER ASSETS AND LIABILITIES - NET - (21.38)%	(46,439,298)
	TOTAL NET ASSETS - 100.00%	$ 217,259,738

+ Affiliated Company - Pacific Financial Explorer Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.
ETF - Exchange Traded Fund
* All or a portion of the security is on loan. Total loaned securities had a value of $44,990,039 at January 31, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $274,040,341 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,093,105
	Unrealized depreciation	(11,434,410)
	Net unrealized depreciation	$ (10,341,305)

** Money market fund; interest rate reflects seven day effective yield on January 31, 2016.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2016

Shares	Description	Value
	MUTUAL FUNDS - 97.95%
	EQUITY FUNDS - 97.95%
310,121	Brown Advisory - WMC Strategic European Equity Fund ^	$ 2,989,567
176,654	FMI International Fund	4,923,339
44,925	Janus Global Life Sciences Fund	2,034,638
300,552	JOHCM International Select Fund +	5,223,601
258,398	Matthews Japan Fund ^	4,664,080
225,745	MFS International Value Fund	7,837,859
367,409	Oberweis International Opportunities Fund	7,462,072
501,978	Pear Tree Polaris Foreign Value Small Cap Fund	5,707,488
385,822	T Rowe Price International Funds - European Stock Fund	6,971,810
325,658	Thornburg Global Opportunities Fund	7,783,235
	TOTAL MUTUAL FUNDS (Cost - $60,847,369)	55,597,689

	MONEY MARKET FUND - 2.21%
1,251,702	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $1,251,702)	1,251,702

	TOTAL INVESTMENTS - 100.16% (Cost - $62,099,071) (a)	$ 56,849,391
	OTHER ASSETS AND LIABILITIES - NET - (0.16)%	(88,188)
	TOTAL NET ASSETS - 100.00%	$ 56,761,203

+ The value of this security has been determined in good faith under policies of the Board of Trustees.
^ Non-Income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $62,099,071 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 72,302
	Unrealized depreciation	(5,321,982)
	Net unrealized depreciation	$ (5,249,680)

** Money market fund; interest rate reflects seven day effective yield on January 31, 2016.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2016

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 49.71%
	DEBT FUNDS - 49.71%
29,156	iShares 1-3 Year Treasury Bond ETF *	$ 2,475,636
40,483	iShares 3-7 Year Treasury Bond ETF	5,070,091
23,462	iShares 7-10 Year Treasury Bond ETF *	2,559,939
44,437	iShares Intermediate Government/Credit Bond ETF *	4,928,508
35,442	iShares National AMT-Free Muni Bond ETF	3,953,910
80,212	SPDR Barclays Intermediate Term Corporate Bond ETF *	2,699,134
85,796	Vanguard Mortgage-Backed Securities ETF *	4,578,933
	TOTAL EXCHANGE TRADED FUNDS (Cost - $26,082,757)	26,266,151

	MUTUAL FUNDS - 49.79%
	DEBT FUNDS - 49.79%
381,622	BlackRock Total Return Fund	4,426,816
349,274	Cohen & Steers Preferred Securities and Income Fund, Inc.	4,694,248
564,743	DoubleLine Total Return Bond Fund	6,150,048
267,069	Guggenheim- Total Return Bond Fund	6,973,159
372,282	PIMCO Mortgage Opportunities Fund	4,065,317
	TOTAL MUTUAL FUNDS (Cost - $26,786,080)	26,309,588

	SHORT-TERM INVESTMENTS - 9.75%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 8.54%
4,513,185	Dreyfus Government Cash Management, 0.01%**	4,513,185

	MONEY MARKET FUND - 1.21%
641,955	Milestone Treasury Obligations Portfolio, 1.22%**	641,955

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,155,140)	5,155,140

	TOTAL INVESTMENTS - 109.25% (Cost - $58,023,977) (a)	$ 57,730,879
	OTHER ASSETS AND LIABILITIES - NET - (9.25)%	(4,887,276)
	TOTAL NET ASSETS - 100.0%	$ 52,843,603

ETF - Exchange Traded Fund
* All or a portion of the security is on loan. Total loaned securities had a value of $4,416,539 at January 31, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $58,092,691 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 224,420
	Unrealized depreciation	(586,232)
	Net unrealized depreciation	$ (361,812)
** Money market fund; interest rate reflects seven day effective yield on January 31, 2016.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2016

Shares	Description	Value
	MUTUAL FUNDS - 97.84%
	ALTERNATIVE FUND - 4.57%
351,343	JPMorgan Opportunistic Equity Long/Short Fund	$ 5,730,405

	ASSET ALLOCATION FUND - 16.22%
1,309,732	Gabelli ABC Fund	13,071,121
268,431	Oppenheimer Fundamental Alternatives Fund	7,285,213
		20,356,334
	DEBT FUNDS - 46.57%
593,991	Cohen & Steers Preferred Securities and Income Fund, Inc.	7,983,238
96,648	Guggenheim Floating Rate Strategies Fund	2,422,972
1,328,248	JPMorgan Limited Duration Bond Fund	13,242,637
295,765	Performance Trust Strategic Bond Fund	6,704,986
1,171,279	PIMCO Mortgage Opportunities Fund	12,790,370
851,565	Semper MBS Total Return Fund	9,205,419
627,095	Zeo Strategic Income Fund	6,107,910
		58,457,532
	EQUITY FUND - 30.48%
631,560	American Century Market Neutral Value Fund	6,770,323
696,977	AQR Long-Short Equity Fund	8,419,481
797,647	Calamos Market Neutral Income Fund	9,890,828
1,077,523	Vanguard Market Neutral Fund	13,178,109
		38,258,741

	TOTAL MUTUAL FUNDS (Cost - $124,793,681)	122,803,012

	SHORT-TERM INVESTMENT - 3.03%
	MONEY MARKET FUND - 3.03%
3,811,180	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $3,811,180)	3,811,180

	TOTAL INVESTMENTS - 100.87% (Cost - $128,604,861) (a)	$ 126,614,192
	OTHER ASSETS AND LIABILITIES - NET - (0.87)%	(1,096,616)
	TOTAL NET ASSETS - 100.0%	$ 125,517,576

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $127,605,546 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 80,539
	Unrealized depreciation	(2,071,893)
	Net unrealized depreciation	$ (1,991,354)

** Money market fund; interest rate reflects seven day effective yield on January 31, 2016.

PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2016

Shares	Description	Value
	MUTUAL FUNDS - 99.69%
	DEBT FUNDS - 34.71%
31,126	Ave Maria Bond Fund	$ 342,388
39,469	GuideStone Medium-Duration Bond Fund	569,541
22,375	New Covenant Income Fund ^	516,186
182,796	Praxis Intermediate Income Fund	1,899,245
		3,327,360
	EQUITY FUNDS -64.98%
111,376	GuideStone Defensive Market Strategies Fund	1,224,025
65,635	GuideStone Funds - Equity Index Fund	1,405,236
27,582	GuideStone Growth Equity Fund	560,191
29,587	LKCM Aquinas Growth Fund	467,471
19,618	LKCM Aquinas Value Fund	277,787
103,822	Praxis Growth Index Fund	1,749,406
80,334	Timothy Plan Large/Mid Cap Growth Fund	543,863
		6,227,979

	TOTAL MUTUAL FUNDS (Cost - $10,125,722)	9,555,339

	SHORT-TERM INVESTMENT - 0.66%
	MONEY MARKET FUND - 0.66%
62,812	Milestone Treasury Obligations Fund (Cost - $62,812)	62,812

	TOTAL INVESTMENTS - 100.35% (Cost - $10,188,534) (a)	$ 9,618,151
	OTHER ASSETS AND LIABILITIES - NET - (0.35)%	(33,322)
	TOTAL NET ASSETS - 100.0%	$ 9,584,829

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,194,420 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,576
	Unrealized depreciation	(577,845)
	Net unrealized depreciation	$ (576,269)

** Money market fund; interest rate reflects seven day effective yield on January 31, 2016.

PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2016

Shares	Description	Value
	MUTUAL FUNDS - 99.93%
	ASSET ALLOCATION - 99.93%
452,812	American Balanced Fund	$ 10,518,812
305,530	BlackRock Balanced Capital Fund, Inc.	6,746,101
955,140	Columbia Balanced Fund	33,076,503
383,771	Fidelity Puritan Fund	7,491,213
457,223	Hartford Balanced Fund	9,007,287
569,511	Putnam Dynamic Asset Allocation Balanced Fund	7,449,206
321,176	Transamerica Multi-Managed Balanced Fund	7,502,664
1,216,624	Vanguard Balanced Index Fund	34,552,118
952,560	Vanguard Tax-Managed Balanced Fund	25,071,367
329,368	Wells Fargo Index Asset Allocation Fund	9,041,165
	TOTAL MUTUAL FUNDS (Cost - $156,827,863)	150,456,436

	SHORT-TERM INVESTMENTS - 0.32%
488,069	Milestone Treasury Obligations Fund (Cost - $488,069)	488,069

	TOTAL INVESTMENTS - 100.25% (Cost - $157,315,932) (a)	$ 150,944,505
	OTHER ASSETS AND LIABILITIES - NET - (0.25)%	(379,817)
	TOTAL NET ASSETS - 100.0%	$ 150,564,688

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $157,315,932 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ -
	Unrealized depreciation	(6,371,427)
	Net unrealized depreciation	$ (6,371,427)

** Money market fund; interest rate reflects seven day effective yield on January 31, 2016.

PACIFIC FINANCIAL FLEXIBLE GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2016

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 8.01%
	EQUITY FUNDS - 8.01%
127,936	iShares MSCI USA Minimum Volatility ETF (Cost -$5,393,286)	$ 5,276,081

	MUTUAL FUNDS - 90.57%
	ALTERNATIVE FUNDS - 21.35%
679,129	361 Global Long/Short Equity Fund	7,307,433
576,857	AQR Equity Market Neutral Fund	6,754,999
		14,062,432
	DEBT FUNDS - 37.03%
297,269	Cohen & Steers Preferred Securities and Income Fund, Inc.	3,995,290
429,079	Forward Long/Short Credit Analysis Fund	3,269,583
594,570	Goldman Sachs Short Duration Income Fund	5,898,138
105,972	Guggenheim Floating Rate Strategies Fund	2,656,729
491,648	PIMCO Mortgage Opportunities Fund	5,368,799
295,451	Semper MBS Total Return Fund	3,193,829
		24,382,368
	EQUITY FUNDS - 32.19%
367,565	Altegris Equity Long Short Fund	3,804,302
311,166	AQR Large Cap Defensive Style Fund	4,396,777
440,539	AQR Long-Short Equity Fund	5,321,712
171,456	Hartford Core Equity Fund	3,902,341
97,528	JPMorgan Intrepid Growth Fund	3,773,377
		21,198,509

	TOTAL MUTUAL FUNDS (Cost - $61,348,416)	59,643,309

	SHORT-TERM INVESTMENT - 1.54%
	MONEY MARKET FUND - 1.54%
1,012,965	Milestone Treasury Obligations Fund (Cost -$1,012,965)	1,012,965

	TOTAL INVESTMENTS - 100.12% (Cost - $67,754,667) (a)	$ 65,932,355
	OTHER ASSETS AND LIABILITIES - NET - (0.12)%	(82,277)
	TOTAL NET ASSETS - 100.0%	$ 65,850,078

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $67,754,667 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 7,349
	Unrealized depreciation	(1,829,661)
	Net unrealized depreciation	$ (1,822,312)

** Money market fund; interest rate reflects seven day effective yield on January 31, 2016.

Pacific Financial Funds
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2016 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilies and disclosure of contingent assets and liabilies at the date of the financial statements and the reported amounts of income and expenses for the period. Acutal results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2016 for the Funds’ assets and liabilities measured at fair value:

Pacific Financial Core Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 101,033,855	$ -	$ -	$ 101,033,855
Mutual Funds	146,118,598	-	-	146,118,598
Short-Term Investments	5,864,222	-	-	5,864,222
Total	$ 253,016,675	$ -	$ -	$ 253,016,675

Pacific Financial Explorer Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 215,341,178	$ -	$ -	$ 215,341,178
Short-Term Investments	48,357,858	-	-	48,357,858
Total	$ 263,699,036	$ -	$ -	$ 263,699,036

Pacific Financial International Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 50,374,088	$ 5,223,601	$ -	$ 55,597,689
Short-Term Investments	1,251,702	-	-	1,251,702
Total	$ 51,625,790	$ 5,223,601	$ -	$ 56,849,391

Pacific Financial Strategic Conservative Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 26,266,151	$ -	$ -	$ 26,266,151
Mutual Funds	26,309,588	-	-	26,309,588
Short-Term Investments	5,155,140	-	-	5,155,140
Total	$ 57,730,879	$ -	$ -	$ 57,730,879

Pacific Financial Tactical Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 122,803,012	$ -	$ -	$ 122,803,012
Short-Term Investments	3,811,180	-	-	3,811,180
Total	$ 126,614,192	$ -	$ -	$ 126,614,192

Pacific Financial Faith & Values Based Moderate Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 9,555,339	$ -	$ -	$ 9,555,339
Short-Term Investments	62,812	-	-	62,812
Total	$ 9,618,151	$ -	$ -	$ 9,618,151

Pacific Financial Dynamic Allocation Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 150,456,436	$ -	$ -	$ 150,456,436
Short-Term Investments	488,069	-	-	488,069
Total	$ 150,944,505	$ -	$ -	$ 150,944,505

Pacific Financial Flexible Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 5,276,081	$ -	$ -	$ 5,276,081
Mutual Funds	59,643,309	-	-	59,643,309
Short-Term Investments	1,012,965	-	-	1,012,965
Total	$ 65,932,355	$ -	$ -	$ 65,932,355

* Refer to the Portfolio of Investments for Industry Classification.

The Funds did not hold any Level 3 securities during the period.

The following amounts were transfers in/(out) of Level 2 Assets:
Pacific Financial International Fund
	Mutual Funds	Total
Transfers into Level 2 from Level 1	$ 5,223,601	$ 5,223,601
Net Transfer In/Out of Level 2	$ 5,223,601	$ 5,223,601

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Securities Lending - The Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, and Pacific Financial Strategic Conservative Fund have entered into a securities lending arrangement with the Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them. The agreement provides that the Funds receive a guaranteed amount in securities lending revenue annually.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 3/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 3/29/2016

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 3/29/2016